Condensed Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 528	$ 268	$ 956	$ 591	$ 1,166	$ 860
Cost of sales	403	301	760	602	1,295	1,085
Gross profit (loss)	125	(33)	196	(11)	(129)	(225)
Operating expenses:
Research and development	497	192	898	390	878	659
Sales and marketing	1,125	345	1,809	645	1,696	1,306
General and administrative	1,521	485	2,747	1,066	2,929	1,014
Total operating expenses	3,143	1,022	5,454	2,101	5,503	2,979
Loss from operations	(3,018)	(1,055)	(5,258)	(2,112)	(5,632)	(3,204)
Other income (expense):
Interest expense	0	(223)	0	(497)	(1,823)	(423)
Change in fair value of derivative liabilities	0	28	0	1	436	(27)
Loss on extinguishment of debt					(1,636)
Other income	0	156	0	158	162	15
Total other income (expense)	0	(39)	0	(338)	(2,861)	(435)
Loss before provision for income taxes					(8,493)	(3,639)
Provision for income taxes					1
Net loss	$ (3,018)	$ (1,094)	$ (5,258)	$ (2,450)	$ (8,494)	$ (3,639)
Net loss per share - basic	$ (0.32)	$ (0.46)	$ (0.55)	$ (1.04)	$ (2.43)	$ (1.58)
Net loss per share - diluted	$ 0.32	$ 0.46	$ 0.55	$ 1.04	$ (2.43)	$ (1.58)
Weighted-average number of shares - basic	9,621,484	2,374,479	9,668,100	2,354,589	3,493,267	2,303,237
Weighted-average number of shares - diluted	9,621,484	2,374,479	9,668,100	2,354,589	3,493,267	2,303,237